Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2010 USD ($)	Jun. 30, 2010 CNY
Consolidated Balance Sheets [Abstract]
Accounts receivables, allowance of doubtful debts				27,796,553
Accounts payables of the consolidated VIEs without recourse to Noah		40,130
Other payables, accruals of the consolidated VIEs without recourse to Noah		6,578,501		120,935
Income tax payables of the consolidated VIEs without recourse to Noah		3,597,881
Deferred revenue of the consolidated VIEs without recourse to Noah		7,210,725
Shareholders' Equity
Ordinary Shares, par value	$ 0.00005		$ 0.00005
Ordinary Shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary Shares, shares issued	36,427,851	36,427,851	37,613,701	37,613,701
Ordinary Shares, shares outstanding	36,427,851	36,427,851	37,613,701	37,613,701